                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2671

                             SCUDDER MUNICIPAL TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Managed Municipal Bond Fund

Annual Report to Shareholders

May 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, although the fund seeks income that is federally tax free, a portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2004

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

Returns during the 5- and 10-year periods shown for Class A, B and C shares and all periods shown for Institutional Class shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to June 11, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 5/31/04
Scudder Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class A	-.31%	5.18%	5.14%	5.90%
Class B	-1.07%	4.36%	4.32%	5.08%
Class C	-1.09%	4.33%	4.30%	5.05%
Lehman Brothers Municipal Bond Index+	-.03%	5.52%	5.49%	6.33%

Scudder Managed Municipal Bond Fund	1-Year	Life of Class*
Institutional Class	-.06%	3.27%
Lehman Brothers Municipal Bond Index+	-.03%	3.67%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 5/31/04	$ 9.04	$ 9.04	$ 9.04	$ 9.05
5/31/03	$ 9.50	$ 9.50	$ 9.50	$ 9.50
Distribution Information: Twelve Months: Income Dividends as of 5/31/04	$ .43	$ .36	$ .36	$ .44
May Income Dividend	$ .0358	$ .0298	$ .0302	$ .0400
SEC 30-day Yield as of 5/31/04++	3.71%	3.13%	3.14%	4.11%
Tax Equivalent Yield as of 5/31/04++	5.71%	4.82%	4.83%	6.32%
Current Annualized Distribution Rate as of 5/31/04++	4.66%	3.88%	3.93%	5.20%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on May 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 3.53% for the Institutional Class had certain expenses not been reduced.
Class A Lipper Rankings - General Municipal Debt Funds Category as of 5/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	98	of	298	33

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Managed Municipal Bond Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Maximum Sales Charge) as of 5/31/04
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,520	$11,111	$12,268	$16,939
	Average annual total return	-4.80%	3.57%	4.17%	5.41%
Class B	Growth of $10,000	$9,607	$11,164	$12,255	$16,411
	Average annual total return	-3.93%	3.74%	4.15%	5.08%
Class C	Growth of $10,000	$9,891	$11,357	$12,342	$16,372
	Average annual total return	-1.09%	4.33%	4.30%	5.05%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$9,997	$11,750	$13,064	$18,478
	Average annual total return	-.03%	5.52%	5.49%	6.33%

Scudder Managed Municipal Bond Fund		1-Year	Life of Class*
Institutional Class	Growth of $250,000	$249,850	$264,675
	Average annual total return	-.06%	3.27%
Lehman Brothers Municipal Bond Index+	Growth of $250,000	$249,925	$266,250
	Average annual total return	-.03%	3.67%

The growth of $10,000 and $250,000 are cumulative.

The minimum initial investment for Institutional Class is $250,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during each period shown for Class S reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the period prior to July 31, 2000 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 5/31/04
Scudder Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class S	-.01%	5.43%	5.37%	6.12%
Class AARP	-.01%	5.43%	5.38%	6.12%
Lehman Brothers Municipal Bond Index+	-.03%	5.52%	5.49%	6.33%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/04	$ 9.05	$ 9.05
5/31/03	$ 9.50	$ 9.50
Distribution Information: Twelve Months: Income Dividends as of 5/31/04	$ .45	$ .45
May Income Dividend	$ .0379	$ .0379
SEC 30-day Yield as of 5/31/04++	4.11%	4.10%
Tax Equivalent Yield as of 5/31/04++	6.32%	6.31%
Current Annualized Distribution Rate as of 5/31/04++	4.93%	4.93%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on May 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 4.10% for Class S had certain expenses not been reduced.
Class S Lipper Rankings - General Municipal Debt Funds Category as of 5/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	76	of	298	26
3-Year	39	of	265	15
5-Year	11	of	233	5
10-Year	9	of	125	8

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Managed Municipal Bond Fund - Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

Comparative Results as of 5/31/04
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$9,999	$11,718	$12,987	$18,112
	Average annual total return	-.01%	5.43%	5.37%	6.12%
Class AARP	Growth of $10,000	$9,999	$11,718	$12,993	$18,120
	Average annual total return	-.01%	5.43%	5.38%	6.12%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$9,997	$11,750	$13,064	$18,478
	Average annual total return	-.03%	5.52%	5.49%	6.33%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Scudder Managed Municipal Bond Fund:
A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Managed Municipal Bond Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1983 and the fund in 1990.

• Over 28 years of investment industry experience.

• MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield

CFA, Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1986 and the fund in 1998.

• Over 18 years of investment industry experience.

Eleanor R. Brennan

CFA, Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1995 and the fund in 1999.

• Over 17 years of investment industry experience.

• MS, Drexel University.

Matthew J. Caggiano

CFA, Director of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1989 and the fund in 1999.

• Over 14 years of investment industry experience.

• MS, Boston College.

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder Managed Municipal Bond Fund. Matthew J. Caggiano is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q: Will you describe the general market environment during the annual period ended May 31, 2004?

A: Municipal bonds and the broad bond market, in general, suffered slight declines for the 12-month period ended May 31, 2004. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, returned -0.03% for the annual period ended May 31, 2004.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned -0.44% for the same period.2

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Overall, municipal bond yields ended higher than they began the period, and 10-year municipal bonds outperformed 10-year Treasury bonds. For the period, 10-year Treasury bond yields moved from 3.37% to 4.66%, a rise of 1.29 percentage points.3 Ten-year municipal bond yields rose 0.83 of a percentage point from 3.10% to 3.93%.4 The municipal bond yield curve between maturities of two years and 30 years flattened, as yields on shorter-maturity bonds generally rose more than longer-term bonds. A flattening yield curve means that the difference in yields between longer-term and shorter-term maturities is becoming smaller, and investors generally have less incentive to buy bonds with longer maturities. The graph below shows municipal bond yield changes from the beginning to the end of the period. The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities.

3 Source: Bloomberg.
4 Source: Municipal Market Data.

On the economic front, shortly after the period began, the Federal Reserve Board (the "Fed") reduced the federal funds rate, a benchmark for the market's interest rate levels, by a quarter of a percentage point to 1% on June 25, 2003. The market had anticipated a larger rate reduction and was surprised by the degree that the Fed's views on the US economy and its recovery had improved. As a result, investors pulled money out of bonds, rapidly driving the prices on bonds lower due to this lower demand. Since bond yields move in the opposite direction from prices, municipal bond yields rose in the third calendar quarter of 2003.

AAA Municipal bond yield curve (as of 5/30/03 and 5/28/04)

Maturity

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Municipal Market Data.

The Fed made no other changes to the federal funds rate for the remainder of the fund's fiscal period. In statements released in August, September and October, the Fed stated that while areas of the economy were progressing, improvement was still needed before a full recovery would be reached, and it was likely that the federal funds rate would remain unchanged.

Near the end of 2003 and moving into early 2004, the economy continued to make headway as reports on manufacturing, housing and economic growth were strong. Still, there remained some doubts as to whether it was in a full recovery, as employment figures remained less robust. In the final months of the period, the Fed began to send signals that the economy was in full recovery and inflation was becoming a greater concern, and that "measured" increases in the federal funds rate were more imminent.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Throughout much of 2003, states deluged the market with record levels of new issues, which were brought to market to help make up for revenue shortfalls and refinance old debt at lower rates, which resulted in record supply levels. However, as states completed much of the refinancing and new issuance that they needed, supply became somewhat less abundant toward the final months of 2003. Overall, issuance levels heightened again in 2004, boosted by the issuance of $7.9 billion in California Economic Recovery bonds - the largest municipal bond issuance in history. In addition, demand was solid in the first half of the period but lessened in the first quarter of 2004.

Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

Q: How did Scudder Managed Municipal Bond Fund perform for the 12-month period ended May 31, 2004?

A: Scudder Managed Municipal Bond Fund posted slightly negative results in the period but outpaced its average peer. The fund's total return of -0.31% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) outperformed that of its average peer in the Lipper General Municipal Debt Funds category, which lost -0.53%.5 The fund underperformed its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, which returned -0.03%. Past performance is no guarantee of future results. (Please see pages 4 through 8 for the performance of other share classes and more complete performance information.)

5 The Lipper General Municipal Debt Funds category includes funds that invest primarily in municipal debt issues in the top 4 credit ratings.

Q: How was the fund positioned, and how did this positioning contribute to its performance for the annual period ended May 31, 2004?

A: Our overall selection of premium callable bonds helped boost returns.6 For the same maturity, premium callable bonds offered similar yields as noncallable bonds, but with a shorter duration.7 Essentially, during the period, premium callable bonds showed a more favorable trade-off of risk and return than noncallable bonds.

6 A callable bond can be redeemed by the issuer prior to its maturity, while a noncallable bond cannot. When a bond is trading at a premium, the bond's dollar value is higher than its face value, or the principal amount received at maturity.

Returns were held back due to an underweight in high-yield bonds, which outperformed during the period, as investors sought higher yields in the low-interest-rate environment. Overall, we believe municipal bond valuations relative to Treasuries and agencies are attractive throughout the yield curve.

7 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a one-percentage-point change in market interest rate levels. A duration of 5, for example, means that if interest rates fall one percentage point, the price of a bond should rise by approximately 5%, and the price should fall by 5% for a one-percentage-point rise in interest rates. Bonds with a shorter duration are typically not as sensitive to interest rate movements as are bonds with a longer duration. They will, therefore, experience less price erosion in a rising-interest-rate environment.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2004

Portfolio Composition	5/31/04	5/31/03

Revenue Bonds	58%	62%
General Obligation Bonds	23%	21%
US Government Secured	10%	8%
Lease Obligations	9%	9%
	100%	100%

Quality	5/31/04	5/31/03

AAA	72%	72%
AA	10%	10%
A	4%	9%
BBB	8%	4%
Not Rated	6%	5%
	100%	100%

Effective Maturity	5/31/04	5/31/03

0 < 5 years	18%	16%
5 < 10 years	43%	40%
10 < 15 years	23%	28%
Greater than 15 years	16%	16%
	100%	100%

Weighted average effective maturity: 10.22 years and 10.40 years, respectively.

Top Five State Allocations	5/31/04	5/31/03

California	13%	12%
Illinois	13%	13%
Texas	9%	9%
New Jersey	7%	6%
New York	7%	7%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of May 31, 2004

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,133,480
Alaska 2.1%
Anchorage, AK, Core City GO, 5.5%, 7/1/2021 (b)	3,860,000	4,135,951
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,008,000
Anchorage, AK, State GO:
5.5%, 7/1/2019 (b)	2,500,000	2,698,125
5.5%, 7/1/2020 (b)	2,500,000	2,689,300
North Slope Borough, AK, County (GO) Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	3,726,300
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b)	30,500,000	30,465,230
Series B, Zero Coupon, 6/30/2005 (b)	43,800,000	43,061,094
		92,784,000
Arizona 1.5%
Arizona, School District GO, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	6,500,000	6,908,395
5.5%, 7/1/2014	5,000,000	5,502,000
5.5%, 7/1/2015	3,000,000	3,248,400
5.5%, 7/1/2016	5,000,000	5,414,000
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, Prerefunded, 5.375%, 10/1/2016	3,540,000	3,939,135
Series A, Prerefunded, 5.375%, 10/1/2017	2,280,000	2,537,070
Series A, Prerefunded, 5.375%, 10/1/2018	2,200,000	2,448,050
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,177,175
5.25%, 7/1/2017 (b)	10,000,000	10,885,500
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	3,335,800
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (b)	4,105,000	4,727,195
Scottsdale, AZ, Other GO:
5.375%, 7/1/2014	2,680,000	2,956,442
5.375%, 7/1/2015	2,635,000	2,871,491
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (b)	1,430,000	1,580,436
5.5%, 7/1/2018 (b)	4,100,000	4,454,404
		68,985,493
Arkansas 1.0%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,364,308
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (b)	19,750,000	22,962,732
Series A, 6.5%, 7/1/2015 (b)	13,080,000	15,604,440
		42,931,480
California 12.9%
Alameda County, CA, County (GO) Lease, Santa Rita Jail Project, ETM, 5.375%, 6/1/2009 (b)	5,000,000	5,351,600
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (b)	960,000	1,250,208
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	1,080,000	1,344,676
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,040,620
Series A, 5.375%, 5/1/2021	5,000,000	5,137,100
Series A, 5.375%, 5/1/2022	10,665,000	10,918,827
Series A, 5.875%, 5/1/2016	20,000,000	21,927,800
California, Electric Revenue, Department Water Supply, Inverse Floater, Series 309, 9.661%, 5/1/2018* (b)	5,625,000	6,328,856
California, General Obligation, Economic Recovery, Inverse Floater, Series 926, 9.05%, 7/1/2015*	5,977,500	7,056,558
California, General Obligation, Economic Recovery, Inverse Floater, Series R-278, 8.775%, 7/1/2015* (b)	8,500,000	10,217,170
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	27,295,000	23,632,557
California, Higher Education Revenue:
5.25%, 11/1/2020 (b)	6,315,000	6,596,018
5.25%, 11/1/2021 (b)	4,000,000	4,163,160
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	621,960
California, Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,499,662
Series A, 5.5%, 6/1/2022	1,400,000	1,452,920
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	2,250,000	2,413,485
California, Special Assessment Revenue, Golden State TOB Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	9,662,544
Series B, 5.625%, 6/1/2038	37,265,000	37,041,037
Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	41,892,682
California, State (REV) Lease, 5.25%, 12/1/2020 (b)	22,040,000	22,874,214
California, State (REV) Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,166,300
Series C, 5.5%, 6/1/2021	2,500,000	2,569,850
California, State Agency (GO) Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	8,880,620
California, State GO:
5.25%, 2/1/2017	17,450,000	18,177,316
5.25%, 2/1/2021	12,000,000	12,257,640
5.5%, 3/1/2015 (b) (c)	20,000,000	21,526,800
6.25%, 10/1/2007 (b) (c)	4,000,000	4,451,320
6.25%, 4/1/2008 (b) (c)	5,000,000	5,592,000
6.6%, 2/1/2009 (b) (c)	15,600,000	17,823,312
California, State Universary Revenue:
Series A, 5.125%, 5/15/2017 (b)	10,000,000	10,543,500
Series A, 5.125%, 5/15/2018 (b)	5,000,000	5,233,950
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2015	3,390,000	3,673,540
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	6,742,560
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	2,716,300
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	5,000,000	5,601,800
Series A, Prerefunded, Step-up Coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2011	4,000,000	4,648,040
Series A, Prerefunded, Step-up Coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2012	4,000,000	4,648,040
Series A, Prerefunded, Step-up Coupon, 0.0% to 1/1/2005, 7.15% to 1/1/2014	6,250,000	7,276,562
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	11,180,099
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	23,330,664
Los Angeles County, CA, County (GO) Lease:
Zero Coupon, 9/1/2007	4,030,000	3,601,289
Zero Coupon, 9/1/2009	5,425,000	4,343,146
Los Angeles County, CA, County (GO) Lease, Capital Asset Leasing Corp., 6.0%, 12/1/2006 (b)	9,000,000	9,815,850
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	2,500,000	2,074,375
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater:
Series PA-117, 144A, 9.16%, 1/1/2011* (b)	1,375,000	1,499,204
144A, 9.16%, 7/1/2019* (b)	5,000,000	5,519,850
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series B, 5.25%, 7/1/2018 (b)	7,470,000	7,864,266
Los Angeles, CA, School District GO, Series A, 5.375%, 7/1/2018 (b)	16,575,000	17,716,852
Los Angeles, CA, School District GO, Unified School District:
5.75%, 7/1/2015 (b)	2,000,000	2,271,580
5.75%, 7/1/2016 (b)	17,000,000	19,330,530
Los Angeles, CA, State GO, Sanitation Distribution Financing Authority Revenue, Inverse Floater, Series 826, 144A, 8.69%*, 10/1/2021 (b)	10,000,000	10,500,300
Los Angeles, CA, Water & Power Revenue, Power Systems, Series A-2, 5.0%, 7/1/2018	4,000,000	4,137,160
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,264,239
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,644,122
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,220,600
Roseville, CA, School District GO, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	588,250
San Diego, CA, Industrial Development Revenue, San Diego Gas & Electric Company, Series A, 6.1%, 9/1/2019 (b)	14,600,000	14,749,212
San Diego, CA, School District GO, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	2,151,659
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (b)	6,300,000	6,837,075
5.681%, 4/22/2009 (b)	4,500,000	4,976,235
San Francisco, CA, Sales & Special Tax Revenue, Bay Area Rapid Transit District, 6.75%, 7/1/2010 (b)	2,000,000	2,358,540
San Joaquin County, CA, County (GO) Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,327,189
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,599,150
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	24,028,836
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	9,578,102
Ukiah, CA, School District (GO) Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,176,500
		580,637,978
Colorado 2.6%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,236,880
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,814,138
6.75%, 12/1/2025	4,150,000	4,251,716
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	6,985,167
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	12,493,865
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	4,113,760
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	9,943,844
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	16,528,660
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	2,976,330
Series B, Zero Coupon, 9/1/2034	15,200,000	1,605,728
Series A, 5.75%, 9/1/2014 (b)	14,700,000	16,763,733
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Zero Coupon, 9/1/2016 (b)	5,000,000	2,732,600
Denver, CO, Airport Revenue:
AMT, Series A, 7.4%, 11/15/2005	1,250,000	1,295,738
AMT, Series A, 7.5%, 11/15/2006	1,000,000	1,037,040
AMT, Series A, Prerefunded, 7.5%, 11/15/2023	1,240,000	1,298,491
AMT, Series A, 7.5%, 11/15/2023	5,945,000	6,193,857
Denver, CO, Airport Revenue, Inverse Floater Rites-PA 762, AMT, 10.629%, 11/15/2013* (b)	5,000,000	6,022,000
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Tax Increment Revenue, AMT, 7.5%, 9/1/2004	110,000	110,112
Denver, CO, School District GO:
Series A, 6.5%, 6/1/2010	3,225,000	3,745,354
Series A, 6.5%, 12/1/2010	3,000,000	3,517,110
Douglas County, CO, School District GO:
Series A, 6.5%, 12/15/2016 (b)	715,000	739,102
7.0%, 12/15/2013 (b)	2,500,000	3,094,525
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	8,423,250
		118,923,000
Connecticut 1.2%
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 144A, 9.34%, 10/1/2014* (b)	8,390,000	9,933,760
Series II, Inverse Floater, 144A, 9.34%, 10/1/2015* (b)	2,000,000	2,296,680
Series II, Inverse Floater, 144A, 9.34%, 10/1/2016* (b)	1,050,000	1,289,652
Series II, Inverse Floater, 144A, 9.34%, 10/1/2017* (b)	830,000	1,019,439
Connecticut, State GO:
Series A, 5.375%, 4/15/2016	2,805,000	3,025,024
Series A, 5.375%, 4/15/2017	4,870,000	5,218,254
Series A, 5.375%, 4/15/2018	4,000,000	4,275,000
Series A, 5.375%, 4/15/2019	10,075,000	10,726,147
Series C, 5.5%, 12/15/2014	5,000,000	5,642,400
5.5%, 12/15/2015	5,000,000	5,611,750
Series B, 5.5%, 6/15/2018	1,000,000	1,080,530
Series E, ETM, 6.0%, 3/15/2012	170,000	196,899
Greenwich, CT, Multi Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,552,616
		52,868,151
District of Columbia 0.6%
District of Columbia Series A1, Prerefunded, 6.5%, 6/1/2010 (b)	1,175,000	1,361,132
District of Columbia, Core City GO:
Series B2, 5.5%, 6/1/2008 (b)	3,225,000	3,528,892
Series B3, 5.5%, 6/1/2009 (b)	2,840,000	3,125,562
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,169,112
Series A1, 6.5%, 6/1/2010 (b)	1,095,000	1,281,632
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (b)	5,000,000	5,447,400
Series 14, Inverse Floater, 144A, 10.49%, 10/1/2012* (b)	1,970,000	2,569,038
Series 15, Inverse Floater, 144A, 10.49%, 10/1/2013* (b)	3,565,000	4,642,307
Series 16, Inverse Floater, 144A, 10.49%, 10/1/2014* (b)	2,750,000	3,620,650
Series 13, Inverse Floater, 144A, 10.49%, 10/1/2016* (b)	1,210,000	1,579,352
		28,325,077
Florida 2.3%
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033	13,250,000	16,001,628
Florida, State GO, Board of Public Education, Series D, 5.375%, 6/1/2016	5,765,000	6,199,277
Highlands County, FL, Hospital & Healthcare Revenue, Adventist Hospital Health Systems:
5.25%, 11/15/2028	5,300,000	5,078,195
Series A, 6.0%, 11/15/2031	7,000,000	7,252,770
Jacksonville, FL, Health Facilities Authority:
Prerefunded 10/1/2004, 11.5%, 10/1/2012	35,000	36,198
Prerefunded 10/1/2005, 11.5%, 10/1/2012	40,000	45,173
Prerefunded 10/1/2006, 11.5%, 10/1/2012	15,000	18,137
ETM, 11.5%, 10/1/2012	85,000	131,493
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	3,000,000	3,307,140
5.5%, 10/1/2015 (b)	4,730,000	5,277,734
5.5%, 10/1/2016 (b)	6,760,000	7,540,510
5.5%, 10/1/2018 (b)	5,470,000	6,101,511
Lee County, FL, Airport Revenue:
AMT, Series 14, Inverse Floater, 144A, 10.7%, 10/1/2013* (b)	3,960,000	4,769,582
AMT, Series 14, Inverse Floater, 144A, 10.7%, 10/1/2020* (b)	1,410,000	1,652,901
AMT, Series 14, Inverse Floater, 10.95%, 10/1/2015* (b)	1,500,000	1,822,365
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,352,010
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,590,910
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	710,000	848,635
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities Authority Orlando Regional Healthcare:
Series A, 6.25%, 10/1/2016 (b)	290,000	343,209
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,019,700
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	3,500,000	4,224,325
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (b)	5,000,000	5,665,150
5.75%, 10/1/2013 (b)	5,000,000	5,674,100
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	10,000,000	11,053,300
		104,005,953
Georgia 1.7%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (b)	4,240,000	4,660,650
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,737,934
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,148,711
Series C, 6.125%, 1/1/2012 (b)	7,735,000	8,517,318
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	14,457,300
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,583,928
Fulton County, GA, Single Family Housing Revenue:
Series A, AMT, 6.55%, 3/1/2018 (b)	30,000	30,206
Series A, 6.6%, 3/1/2028 (b)	450,000	458,087
Georgia, Electric Revenue, Inverse Floater, Rites-PA 786, 144A, 11.419%, 1/1/2016* (b)	4,600,000	6,290,868
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	226,305
Series Y, 6.4%, 1/1/2013 (b)	3,305,000	3,835,849
Series V, 6.5%, 1/1/2012 (b)	5,000,000	5,747,000
Series X, 6.5%, 1/1/2012 (b)	3,500,000	4,009,180
Series W, 6.6%, 1/1/2018 (b)	11,270,000	13,556,458
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (b)	200,000	239,562
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,300,630
		77,799,986
Hawaii 0.2%
Hawaii, Airport Revenue, AMT, Series B, 6.5%, 7/1/2013 (b)	6,680,000	7,590,284
Hawaii, State GO, Series CU, Prerefunded, 5.875%, 10/1/2014 (b)	1,500,000	1,709,640
		9,299,924
Illinois 12.5%
Chicago, IL, Central Station Project, Series A, Prerefunded, 8.9%, 1/1/2011	1,140,000	1,147,684
Chicago, IL, Core City GO:
Zero Coupon, 1/1/2017 (b)	20,000,000	10,699,600
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,753,456
Series B, 5.125%, 1/1/2015 (b)	9,550,000	10,247,914
Series A, 5.375%, 1/1/2013 (b)	15,410,000	16,837,582
6.25%, 1/1/2011 (b)	3,000,000	3,459,840
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,503,250
Chicago, IL, School District (GO) Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	12,629,027
Series A, 6.0%, 1/1/2020 (b)	46,340,000	53,248,831
Series A, 6.25%, 1/1/2009 (b)	6,735,000	7,597,821
Series A, 6.25%, 1/1/2011 (b)	10,000,000	11,532,800
Series A, 6.25%, 1/1/2015 (b)	28,725,000	33,273,891
Chicago, IL, School District (GO) Lease, Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (b)	2,655,000	2,897,056
Series A, 5.25%, 12/1/2009 (b)	10,420,000	11,392,394
Series A, 5.25%, 12/1/2011 (b)	9,705,000	10,692,678
Chicago, IL, School District (REV) Lease, Board of Education:
Series A, 6.25%, 1/1/2010 (b)	11,550,000	13,184,556
6.25%, 12/1/2011 (b)	1,600,000	1,863,520
Chicago, IL, School District GO, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	6,178,963
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,225,720
6.0%, 12/1/2016 (b)	5,000,000	5,553,000
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	4,402,201
Zero Coupon, 11/1/2018 (b)	5,165,000	2,493,714
5.375%, 1/1/2013 (b)	3,215,000	3,549,617
Cook & Dupage Counties, IL, School District GO, Zero Coupon, 12/1/2009 (b)	2,860,000	2,324,408
Cook County, IL, ETM, Zero Coupon, 11/1/2004 (b)	3,205,000	3,187,661
Cook County, IL, County GO, 6.5%, 11/15/2014 (b)	18,560,000	22,346,983
Cook County, IL, County GO, Inverse Floater, Rites-PA 591, 144A, 11.678%, 11/15/2013*	10,610,000	14,745,990
Decatur, IL, Other GO, Zero Coupon, 10/1/2004 (b)	1,415,000	1,408,746
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,199,220
Zero Coupon, 5/15/2007	15,460,000	13,846,440
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	668,851
Illinois, Educational Facilities Authority:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	2,860,000	2,856,654
Series A, ETM, Zero Coupon, 7/1/2005 (b)	7,100,000	6,976,815
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	3,570,000	3,947,992
Illinois Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	1,966,965
Illinois, Higher Education Revenue, University Retirement System, Zero Coupon, 10/1/2005 (b)	7,000,000	6,840,050
Illinois, Hospital & Healthcare Revenue, Adventist Health System, 5.5%, 11/15/2020	10,000,000	10,137,100
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,390,083
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,031,440
6.0%, 8/15/2006 (b)	1,380,000	1,488,951
6.0%, 8/15/2007 (b)	1,460,000	1,602,379
6.0%, 8/15/2008 (b)	1,550,000	1,721,740
6.0%, 8/15/2009 (b)	1,640,000	1,832,585
6.25%, 8/15/2013 (b)	3,400,000	3,940,430
Series A, 6.25%, 1/1/2015 (b)	17,000,000	19,449,870
6.4%, 6/1/2008 (b)	1,350,000	1,514,106
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (b)	2,900,000	2,182,250
Illinois, Pollution Control Revenue, Commonwealth Edison Co. Project, Series D, 6.75%, 3/1/2015 (b)	16,780,000	17,675,549
Illinois, Pollution Control Revenue, Development Finance Authority Pollution Control, 5.85%, 1/15/2014 (b)	5,000,000	5,611,850
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	11,490,519
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	5,554,900
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010	3,500,000	3,974,320
6.25%, 12/15/2011 (b)	3,000,000	3,495,390
6.25%, 12/15/2020 (b)	6,975,000	8,206,855
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,365,580
Series A, 6.5%, 12/15/2008 (b)	5,255,000	6,003,417
Series P, 6.5%, 6/15/2013	2,100,000	2,443,707
Illinois, Sales & Special Tax Revenue, Development Finance Authority, 7.5%, 11/15/2013	3,750,000	3,922,087
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	5,038,063
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	3,197,533
Illinois, State GO, 5.5%, 5/1/2016 (b)	2,500,000	2,761,525
Illinois, Transportation/Tolls Revenue, Inverse Floater Rites-PA 584, Regional Transportation Authority, 144A, 11.921%, 11/1/2021*	12,900,000	18,903,531
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	2,850,808
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	2,900,525
Kane Cook & Du Page County, IL, School District GO:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	793,832
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	937,690
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	3,127,127
Kane County, IL, School District GO, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,048,190
Lake Cook Kane & McHenry Counties, IL, School District GO, 6.3%, 12/1/2017 (b)	1,885,000	2,230,502
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	3,826,704
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	3,669,463
Macon & Decatur Counties, IL, County (GO) Lease, 6.5%, 1/1/2006 (b)	1,500,000	1,603,605
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (b)	1,865,000	1,822,385
Zero Coupon, 10/1/2007 (b)	1,865,000	1,688,347
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2004 (b)	1,295,000	1,287,852
Zero Coupon, 10/1/2005 (b)	1,295,000	1,262,301
Zero Coupon, 10/1/2006 (b)	1,295,000	1,219,126
Rosemont, IL, Other GO, Tax Increment:
ETM, Zero Coupon, 12/1/2004 (b)	6,000,000	5,961,240
Zero Coupon, 12/1/2005 (b)	4,455,000	4,332,888
ETM, Zero Coupon, 12/1/2007 (b)	2,655,000	2,385,040
ETM, Zero Coupon, 12/1/2005 (b)	7,060,000	6,866,485
Skokie, IL, Other GO, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,193,660
St. Charles, IL, Multi Family Housing Revenue, Wessel Court Project, AMT, 7.6%, 4/1/2024	3,310,000	3,303,645
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,980,000	2,042,588
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (b)	3,725,000	3,499,749
Will County, IL, County GO:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	3,026,016
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,709,067
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	7,815,290
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	6,280,982
Will County, IL, School District GO, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (b)	8,000,000	4,622,000
Winnebago County, IL, School District GO, District No.122 Harlem-Loves:
6.55%, 6/1/2009 (b)	1,675,000	1,921,995
6.55%, 6/1/2010 (b)	1,825,000	2,120,942
		559,967,694
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,275,162
Series B, 6.0%, 1/1/2012 (b)	1,750,000	2,003,627
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,176,723
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (b)	6,000,000	5,701,020
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,814,799
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,036,481
Prerefunded, ETM, 6.0%, 7/1/2004 (b)	850,000	853,587
ETM, 6.0%, 7/1/2004 (b)	455,000	456,920
Prerefunded, ETM, 6.0%, 7/1/2005 (b)	1,535,000	1,607,513
ETM, 6.0%, 7/1/2005 (b)	485,000	508,130
Prerefunded, ETM, 6.0%, 7/1/2006 (b)	1,630,000	1,755,738
ETM, 6.0%, 7/1/2006 (b)	515,000	554,727
Prerefunded, ETM, 6.0%, 7/1/2007 (b)	1,725,000	1,893,515
ETM, 6.0%, 7/1/2007 (b)	545,000	598,241
Prerefunded, ETM, 6.0%, 7/1/2008 (b)	945,000	1,052,409
ETM, 6.0%, 7/1/2008 (b)	300,000	333,486
Prerefunded, ETM, 6.0%, 7/1/2009 (b)	980,000	1,103,294
ETM, 6.0%, 7/1/2009 (b)	310,000	346,995
ETM, 6.0%, 7/1/2010	325,000	366,460
Prerefunded, ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,255,771
ETM, 6.0%, 7/1/2011 (b)	345,000	393,393
Prerefunded, ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,342,057
ETM, 6.0%, 7/1/2012 (b)	370,000	421,119
Prerefunded, ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,416,923
ETM, 6.0%, 7/1/2013 (b)	390,000	445,591
Prerefunded, ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,512,199
ETM, 6.0%, 7/1/2014 (b)	410,000	469,454
Prerefunded, ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,599,522
ETM, 6.0%, 7/1/2015 (b)	440,000	501,037
Prerefunded, ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,696,880
ETM, 6.0%, 7/1/2016 (b)	465,000	528,779
Prerefunded, ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,800,427
ETM, 6.0%, 7/1/2017 (b)	490,000	556,626
Prerefunded, ETM, 6.0%, 7/1/2018 (b)	1,655,000	1,910,979
ETM, 6.0%, 7/1/2018 (b)	520,000	592,244
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,874,447
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,167,390
Series A, ETM, 7.25%, 6/1/2015	880,000	1,050,438
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, 5.75%, 6/1/2012 (b)	450,000	503,113
Merrillville, IN, School District (REV) Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,047,720
		68,524,936
Iowa 0.6%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	11,695,776
5.5%, 2/15/2016 (b)	6,645,000	7,382,064
5.5%, 2/15/2020 (b)	8,000,000	8,850,800
		27,928,640
Kansas 1.0%
Johnson County, KS, School District GO, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,081,228
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,244,040
Series II, 5.5%, 11/1/2015	1,000,000	1,113,610
Series II, 5.5%, 11/1/2017	1,000,000	1,111,120
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, Prerefunded, 5.75%, 9/1/2013	8,235,000	9,322,679
Kansas City, KS, Electric Revenue, Utility Systems Revenue:
Zero Coupon, 9/1/2004 (b)	2,640,000	2,631,288
Zero Coupon, 9/1/2006 (b)	1,375,000	1,303,514
Kansas City, KS, Utility Systems Revenue:
ETM, Zero Coupon, 9/1/2004 (b)	3,575,000	3,563,309
ETM, Zero Coupon, 9/1/2005 (b)	5,300,000	5,189,071
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	12,000,000	11,977,680
Saline County, KS, School District GO, 5.5%, 9/1/2017 (b)	3,240,000	3,507,268
		44,044,807
Kentucky 1.9%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (b)	13,670,000	14,238,399
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (b)	8,245,000	8,625,836
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014	5,130,000	5,367,468
Series C, Step-up Coupon, 0% to 10/1/2005, 5.85% to 10/1/2015 (b)	5,235,000	5,415,555
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (b)	6,500,000	6,674,525
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,554,914
5.5%, 8/1/2018 (b)	5,000,000	5,583,600
5.5%, 8/1/2019 (b)	6,870,000	7,655,241
5.5%, 8/1/2020 (b)	4,320,000	4,799,131
Kentucky, Public Housing Revenue, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (b)	5,000,000	5,347,600
Kentucky, State (REV) Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	6,088,209
Kentucky, State Agency (REV) Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,747,802
5.5%, 8/1/2015	4,000,000	4,439,000
		86,537,280
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b)	2,335,000	2,618,656
5.75%, 12/1/2016 (b)	2,465,000	2,758,606
5.75%, 12/1/2017 (b)	2,610,000	2,910,750
5.75%, 12/1/2018 (b)	2,760,000	3,069,645
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,105,590
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,110,780
New Orleans, LA, Other GO, Zero Coupon, 9/1/2005 (b)	2,500,000	2,447,975
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,460,000	1,588,757
		17,610,759
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Series B, Prerefunded, 7.1%, 7/1/2014 (b)	55,000	56,392
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	4,760,335
		4,816,727
Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,551,577
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,502,920
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031 (c)	37,000,000	36,218,190
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,063,302
7.2%, 1/1/2007 (b)	3,390,000	3,474,750
		52,810,739
Massachusetts 5.2%
Massachusetts, Airport Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2017 (b)	4,000,000	4,169,720
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.5%, 7/1/2012 (b)	3,025,000	3,240,592
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022	9,000,000	9,969,480
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,195,842
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,511,818
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,959,975
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series I-1, 5.2%, 1/1/2028	10,500,000	10,974,810
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General, Hospital, Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,132,910
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	5,000,000	4,834,600
Massachusetts, Port Authority Revenue, ETM, 13.0% 7/1/2013	1,355,000	1,954,425
Massachusetts, Port Authority Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (b)	5,000,000	5,196,050
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	19,480,130
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,449,100
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series 563, Inverse Floater, 9.96%, 1/1/2016* (b)	3,375,000	4,006,395
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	17,098,213
Massachusetts, State GO, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,973,388
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,418,680
Series D, 5.5%, 11/1/2019 (b) (c)	7,500,000	8,270,175
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,199,740
Massachusetts, State GO, Inverse Floater, Rites-PA 793, 144A, 10.223%, 10/1/2008*	6,095,000	7,601,623
Massachusetts, State GO, Transportation Authority:
Series A, 5.875%, 3/1/2015	10,075,000	11,475,223
Series B, 6.2%, 3/1/2016	17,450,000	20,334,136
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	5,110,800
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	37,954,106
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,276,865
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	11,512,800
Series A, 6.5%, 7/15/2009	2,625,000	3,018,881
Series A, 6.5%, 7/15/2019	13,710,000	16,246,350
		234,566,827
Michigan 2.2%
Detroit, MI, Core City GO:
Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,199,288
Series B, 6.25%, 4/1/2010	3,410,000	3,507,458
Detroit, MI, School District GO:
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,097,410
Series A, 5.5%, 5/1/2015 (b)	6,675,000	7,292,237
Series A, 5.5%, 5/1/2017 (b)	3,295,000	3,579,260
Detroit, MI, State GO:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	2,952,096
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	3,198,480
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	5,166,859
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,235,784
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	11,848,980
Michigan, Hospital & Healthcare Revenue, Finance Authority, Series A, Prerefunded, 6.0%, 11/15/2013 (b)	10,000,000	11,458,400
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	1,590,000	1,659,976
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (b)	4,055,000	4,517,473
Series A, Prerefunded, 5.5%, 11/1/2016 (b)	9,545,000	10,633,607
Series A, 5.5%, 11/1/2017	7,000,000	7,808,010
Michigan, State Agency (GO) Lease, Building Authority, Inverse Floater, Series B, 144A, 9.688%, 4/15/2009*	2,500,000	2,905,300
Michigan, State Agency (GO) Lease, Inverse Floater, Rites-PA 889R, Series A, 144A, 9.688%, 4/15/2009*	4,155,000	5,008,188
Michigan, State GO, 5.5%, 12/1/2015	5,875,000	6,586,286
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	2,090,000	2,222,799
		97,877,891
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge, 5.9%, 3/1/2019	1,335,000	1,338,324
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,690,716
Series A, 5.75%, 7/1/2018	6,760,000	7,714,377
		12,743,417
Mississipi 0.2%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,361,443
Mississippi, State GO, 5.5%, 12/1/2015	6,000,000	6,714,780
		8,076,223
Missouri 2.3%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (b)	8,125,000	9,144,119
Series AA, 6.4%, 6/1/2009 (b)	8,640,000	9,856,425
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,738,132
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,330,503
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,213,660
Series A, 5.625%, 2/1/2016	3,125,000	3,393,031
Missouri, Water & Sewer Revenue, Clarence Cannon Wholesale, 6.0%, 5/15/2020	10,000,000	10,057,500
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016	3,585,000	3,964,903
Series C, 5.375%, 7/1/2017	4,305,000	4,753,064
Series C, 5.375%, 7/1/2018	3,250,000	3,589,040
Series B, 5.5%, 7/1/2014	3,000,000	3,378,480
Series B, 5.5%, 7/1/2015	3,500,000	3,895,080
Series B, 5.5%, 7/1/2016	5,065,000	5,635,775
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,511,800
St. Louis, MO, County GO, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	3,814,590
St. Louis, MO, Industrial Development Revenue, St. Louis Convention Center, AMT, Series A, 6.875%, 12/15/2020	2,500,000	2,293,025
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	5,000,000	4,613,200
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	5,745,000	6,698,153
St. Louis, MO, State (GO) Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,469,138
		102,349,618
Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,631,000
Nebraska 0.3%
Omaha, NE, Core City GO, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,230,130
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,463,609
Omaha, NE, School District GO, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,807,095
Series A, 6.5%, 12/1/2016	1,000,000	1,223,660
Series A, 6.5%, 12/1/2017	4,000,000	4,906,120
Scotts Bluff County, Hospital & Healthcare Revenue, 6.45%, 12/15/2004	450,000	456,147
		15,086,761
Nevada 1.0%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (b)	1,500,000	1,559,955
Series C, 5.375%, 7/1/2019 (b)	1,100,000	1,138,159
Series C, 5.375%, 7/1/2020 (b)	1,100,000	1,134,089
Clark County, NV, School District GO, Series B, Zero Coupon, 3/1/2005 (b)	8,070,000	7,982,279
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	13,885,800
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (b)	5,000,000	3,387,900
7.375%, 1/1/2040	15,000,000	14,567,700
		43,655,882
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,535,025
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,043,320
		6,578,345
New Jersey 6.8%
Atlantic City, NJ, School District GO, Board of Education, 6.1%, 12/1/2014 (b)	4,500,000	5,289,885
New Jersey, Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, AMT, 6.4%, 9/15/2023	7,500,000	5,830,050
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (b) (d)	5,000,000	5,173,450
New Jersey, Highway Authority Revenue, Garden State Parkway:
ETM, 6.5%, 1/1/2011	3,006,000	3,319,165
Inverse Floater, Series 247, ETM, 9.695%, 1/1/2013* (b)	14,935,000	18,482,361
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	973,240
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	17,470,000	14,832,554
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes:
5.5%, 7/1/2019	4,000,000	3,785,920
5.75%, 7/1/2029	7,500,000	6,942,900
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	35,480,000	31,471,115
New Jersey, State (REV) Lease, Transportation Trust Fund Authority, Inverse Floater, Rites-PA 785, 144A, 10.698%, 9/15/2015* (b)	5,190,000	6,710,203
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,988,355
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Inverse Floater, Residual Certificates, Series 224, 144A, 10.19%, 6/15/2016*	11,000,000	13,578,510
New Jersey, State GO:
5.25%, 7/1/2016	5,000,000	5,456,350
Series H, 5.25%, 7/1/2017	14,665,000	15,978,837
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	28,000,000	22,759,520
New Jersey, Transportation Trust Fund Authority, Transportation System, Series C, 5.5%, 6/15/2023	15,000,000	15,892,800
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (b)	5,000,000	5,568,000
Series A, 5.75%, 6/15/2017	8,000,000	8,957,520
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.875%, 5/1/2014 (b)	5,000,000	5,619,850
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, Prerefunded, 5.75%, 9/15/2013 (b)	11,000,000	12,456,290
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Inverse Floater Rites-PA 613, 144A, 10.169%, 1/1/2011* (b)	21,170,000	29,254,400
Inverse Floater Rites-PA 614, 144A, 10.178%, 1/1/2016* (b)	3,830,000	5,292,600
New Jersey, Turnpike Authority, Turnpike Revenue:
Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (b)	38,720,000	45,938,570
Series C, 6.5%, 1/1/2016 (b)	10,750,000	12,802,712
		306,355,157
New Mexico 0.3%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	3,385,000	4,084,510
Los Alamos County, NM, Electric Revenue, Utility Systems, Series A, 6.1%, 7/1/2010 (b)	4,400,000	4,505,424
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031 (b)	5,315,000	5,798,612
		14,388,546
New York 6.5%
Monroe County, NY, Airport Revenue:
Inverse Floater, Rites-PA 585A, AMT, 10.173%, 1/1/2014*	2,005,000	2,416,446
Inverse Floater, Rites-PA 585B, AMT, 10.17%, 7/1/2011*	2,515,000	3,037,668
Inverse Floater, Rites-PA 585C, AMT, 10.424%, 7/1/2012*	1,915,000	2,340,666
Nassau County, NY, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, Prerefunded, 5.75%, 11/15/2015	3,060,000	3,468,418
Series A, Prerefunded, 5.75%, 11/15/2016 (b)	4,250,000	4,817,248
New York, Core City GO, 5.875%, 2/15/2019	13,540,000	14,333,986
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (b)	2,050,000	1,736,186
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,256,700
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (b)	11,860,000	12,827,539
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	503,730
Series F, 5.375%, 7/1/2007	1,535,000	1,651,951
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (b)	5,075,000	5,675,677
Series B, 6.0%, 7/1/2014 (b)	7,000,000	8,146,530
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,409,400
New York, School District GO, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,638,885
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,111,960
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (b)	6,775,000	7,564,220
New York, Series J, Prerefunded, 5.875%, 2/15/2019	2,520,000	2,721,071
New York, State (GO) Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,151,735
New York, State Agency (GO) Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (b)	3,500,000	3,887,450
Series D, ETM, 7.0%, 7/1/2009 (b)	4,000,000	4,378,200
Series C, 7.5%, 7/1/2010 (b)	5,750,000	6,657,235
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0% , 4/1/2020 (b)	5,000,000	5,803,750
New York, State Agency (GO) Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (b)	4,500,000	5,258,070
New York, State Agency (GO) Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,005,180
New York, State GO, Tobacco Settlement Financing Corp.:
Series A-1, 5.5%, 6/1/2019	6,850,000	7,251,273
Series R 232, 144A, 9.93%, 6/1/2022 (b)	6,300,000	6,659,667
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust Certficates, 144A, 9.5%, 11/15/2017* (b)	7,500,000	8,834,325
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 7/1/2012, 5.125%, 7/1/2013 (b)	3,470,000	3,820,574
Series C, Prerefunded, 1/1/2012, 5.125%, 7/1/2013 (b)	1,530,000	1,680,001
5.5%, 11/15/2018 (b)	5,000,000	5,423,700
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Building, Prerefunded, 5.625%, 4/1/2012 (b)	5,470,000	6,126,838
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (b)	3,750,000	4,038,525
Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,435,360
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,613,984
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,647,734
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013	6,555,000	7,044,068
AMT, 6.0%, 7/1/2015	2,500,000	2,682,550
Inverse Floater, AMT, Series II, 10.26%, 10/15/2007* (b)	6,160,000	7,167,776
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,400,000	1,447,530
New York, NY Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,523,071
New York, NY, Core City GO:
Series G, Zero Coupon, 8/1/2009 (b)	4,995,000	4,174,222
Series F, 5.25%, 8/1/2016	5,000,000	5,193,100
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,347,450
Series A, 5.75%, 8/1/2016	6,350,000	6,835,711
Series E, 6.5%, 2/15/2005	7,000,000	7,243,530
Series A, 6.5%, 5/15/2012	7,000,000	7,917,840
Series G, 6.75%, 2/1/2009	2,000,000	2,276,200
New York, NY, Sports, Expo & Entertainment Revenue, Industrial Development Agency, USTA National Tennis Center:
6.5%, 11/15/2010 (b)	3,485,000	3,630,080
6.6%, 11/15/2011 (b)	3,000,000	3,126,690
New York, NY, State GO, Series A, 5.25%, 3/15/2015	2,500,000	2,674,800
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	26,505,750
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	8,711,360
		290,833,610
North Carolina 1.3%
Charlotte, NC, Core City GO, 5.5%, 8/1/2018	4,165,000	4,510,612
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,438,818
5.5%, 6/1/2017	3,255,000	3,526,695
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,169,640
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (b)	8,235,000	9,382,629
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,077,912
Series B, 6.0%, 1/1/2022 (b) (c)	18,775,000	21,514,836
		56,621,142
Ohio 2.7%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (b)	2,365,000	2,678,907
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,146,760
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (b)	385,000	420,674
Avon, OH, School District GO, 6.5%, 12/1/2015 (b)	940,000	1,129,504
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	549,315
Beavercreek, OH, School District GO, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,816,995
Big Walnut, OH, School District GO, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	292,568
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,428,006
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,211,080
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,647,735
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014	1,500,000	1,655,505
5.5%, 12/1/2017	1,000,000	1,078,840
Cleveland, OH, Core City (REV) Lease, Parking Facility Revenue, 6.0%, 9/15/2009 (b)	1,385,000	1,566,518
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,211,343
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,010,760
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (b)	2,000,000	2,156,720
Cleveland-Cuyahoga County, OH, Port Authority Revenue, ETM, 6.0%, 3/1/2007	1,830,000	1,955,593
Crawford County, OH, Prerefunded, 6.75%, 12/1/2019 (b)	700,000	733,278
Cuyahoga County, OH, County (GO), 5.65%, 5/15/2018	500,000	561,065
Cuyahoga County, OH, County (GO) Lease, 5.0%, 12/1/2020	1,000,000	1,021,480
Cuyahoga County, OH, Multi Family Housing Revenue, 6.5%, 10/20/2020 (b)	1,000,000	1,034,590
Dublin, OH, School District GO, Zero Coupon, 12/1/2011 (b)	1,095,000	809,096
Fayette County, OH, School District GO, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	105,000	113,576
Finneytown, OH, Other GO, Local School District, 6.2%, 12/1/2017 (b)	320,000	376,291
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	518,765
5.5%, 7/1/2017	1,000,000	968,240
Franklin County, OH, School District GO, 6.5%, 12/1/2013	500,000	591,495
Green Springs, OH, Senior Care Revenue, Hospital and Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,635,000	4,278,800
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,763,500
Hamilton County, OH, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (b)	2,000,000	2,238,520
Series B, 5.75%, 12/1/2015 (b)	4,240,000	4,671,674
Hilliard, OH, School District GO, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,158,715
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	704,103
Lakeview, OH, Local School District, Prerefunded, 6.9%, 12/1/2014 (b)	700,000	733,810
Liberty Benton, OH, School District GO, Zero Coupon, 12/1/2014 (b)	570,000	355,811
Liberty, OH, School District GO, Zero Coupon, 12/1/2012 (b)	255,000	178,416
Lorain County, OH, Hospital Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	1,000,000	1,024,320
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	865,000	884,194
Lucas County, OH, Flower Hospital, Prerefunded, 6.125%, 12/1/2013	1,375,000	1,419,137
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,088,700
Series A, 6.75%, 7/1/2020	2,000,000	2,059,100
Marion County, OH, Senior Care Revenue, Healthcare Facilities, Church Homes Project:
6.3%, 11/15/2015	3,600,000	3,633,876
6.375%, 11/15/2010	2,844,000	2,889,447
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,043,860
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023 (b)	370,000	379,424
North Olmstead, OH, Other GO, 6.2%, 12/1/2011 (b)	2,000,000	2,290,480
Ohio, Building Authority, Juvenile Correctional Facility, Series A, Prerefunded, 6.6%, 10/1/2014 (b)	200,000	207,590
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,634,620
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,158,500
Series B, 6.5%, 10/1/2020	2,250,000	2,724,953
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,121,840
Series A, 6.0%, 12/1/2017	1,060,000	1,189,150
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	399,612
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (b)	1,250,000	1,378,338
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	266,333
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, 1/15/2013, Zero Coupon, 1/15/2015 (b)	4,360,000	2,433,272
Prerefunded, 7/15/2013, Zero Coupon, 1/15/2015 (b)	3,515,000	2,014,236
Ohio, School District GO, 6.0%, 12/1/2019 (b)	475,000	554,216
Ohio, State (GO) Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,122,170
Ohio, State Agency (REV) Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (b)	4,370,000	4,722,571
Series A, 5.5%, 10/1/2016 (b)	3,790,000	4,095,777
Series A, 5.5%, 10/1/2018 (b)	3,695,000	3,993,113
Ohio, State Agency (REV) Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,947,828
Ohio, State GO, 6.0%, 8/1/2010	1,000,000	1,141,210
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	7,692,359
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	4,150,000	3,820,822
Olentangy, OH, School District GO, Series A, Prerefunded, 5.85%, 12/1/2007	400,000	417,112
Olmsted Falls, OH, City School District, Prerefunded, 6.85%, 12/15/2011 (b)	250,000	262,478
Sandusky County, OH, County GO, Prerefunded, 6.2%, 12/1/2013 (b)	500,000	522,380
South Euclid Lyndhurst, OH, School District GO, 6.4%, 12/1/2018 (b)	535,000	596,980
Springboro, OH, School District GO, Community City School District, 6.0%, 12/1/2011 (b)	500,000	566,420
Summit County, OH, Prerefunded, 6.4%, 12/1/2014 (b)	1,000,000	1,045,560
Toledo, OH, Other GO, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (b)	1,000,000	1,113,780
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017 (b)	1,000,000	1,018,540
Trumbull County, OH, County GO, Prerefunded, 6.2%, 12/1/2014 (b)	500,000	522,275
Tuscarawas Valley, OH, School District GO, Prerefunded, 6.6%, 12/1/2015 (b)	365,000	398,836
Wayne, OH, School District GO:
6.45%, 12/1/2011 (b)	155,000	183,915
6.6%, 12/1/2016 (b)	200,000	241,786
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,848,222
Wooster, OH, School District GO, Zero Coupon, 12/1/2013 (b)	930,000	615,753
		123,453,133
Oklahoma 1.0%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	1,860,000	1,950,526
6.0%, 8/15/2014	2,695,000	2,731,275
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	26,930,450
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority:
Zero Coupon, 12/1/2004 (b)	5,430,000	5,394,922
Zero Coupon, 12/1/2006 (b)	6,430,000	6,038,349
		43,045,522
Oregon 0.4%
Chemeketa, OR, School District GO, ETM, 5.5%, 6/1/2015 (b)	2,600,000	2,921,100
Oregon, State (GO) Lease, Administrative Services, Series B, 5.375%, 5/1/2015 (b)	7,550,000	8,146,450
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,576,778
5.75%, 11/15/2016	3,140,000	3,450,232
		16,094,560
Pennsylvania 3.5%
Allegheny County, PA, Airport Revenue, AMT:
Inverse Floater, Rites-PA 567A, 144A, 10.109%, 1/1/2010* (b)	3,000,000	3,494,640
Inverse Floater, Rites-PA 567B, 144A, 10.109%, 1/1/2011* (b)	1,500,000	1,757,115
Inverse Floater, Rites-PA 567D, 144A, 10.109%, 1/1/2014* (b)	5,250,000	6,156,255
Inverse Floater, Rites-PA 567C, 144A, 10.118%, 1/1/2013* (b)	3,160,000	3,724,534
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (b)	3,080,000	3,355,137
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,170,880
5.5%, 3/1/2016 (b)	1,000,000	1,078,080
5.5%, 3/1/2017 (b)	1,000,000	1,072,600
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital and Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,122,670
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	305,000	327,741
Delaware County, PA, Senior Care Revenue, Hospital and Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,025,180
Delaware Valley, PA, Core City GO, Regional Financial Authority, Inverse Floater, Rites-PA 1028, 144A, 10.18%, 1/1/2014*	12,500,000	15,552,000
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,032,950
Exter Township, PA, School District GO, Zero Coupon, 5/15/2017 (b)	3,700,000	1,977,872
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,107,170
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,054,220
Mckean County, PA, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008 (b)	2,800,000	2,874,760
Montgomery County, PA, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028	3,500,000	3,142,720
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	953,785
Pennsylvania, Core City GO, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	30,691,080
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,626,468
5.9%, 1/1/2027	3,400,000	3,753,396
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,628,168
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, ETM, 6.0%, 9/1/2019 (b)	2,200,000	2,549,074
Series A, 6.7%, 9/1/2014	3,750,000	3,865,050
Series A, 6.75%, 9/1/2019	8,775,000	9,035,881
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floater, 144A, 9.1%, 6/15/2014* (b)	2,500,000	2,892,600
Inverse Floater, 144A, 9.1%, 6/15/2015* (b)	2,250,000	2,515,230
Inverse Floater, 144A, 9.12%, 6/15/2013*	2,225,000	2,579,131
Pennsylvania, State Agency (REV) Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (b)	4,875,000	5,402,914
Pennsylvania, State GO:
6.25%, 7/1/2010	1,000,000	1,152,620
Inverse Floater, 144A, 18.62%, 5/1/2019*	5,000,000	6,707,200
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,070,800
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,174,875
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,921,937
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	1,000,000	1,008,480
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,151,410
Pittsburgh, PA, Core City GO, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,647,675
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	178,287
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	8,099,569
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	3,281,839
		156,913,993
Puerto Rico 0.9%
Puerto Rico, Electric Revenue:
5.375%, 7/1/2018 (b)	8,710,000	9,531,963
Series S, 6.125%, 7/1/2009 (b)	2,000,000	2,279,340
Puerto Rico, Sales & Special Tax Revenue:
Inverse Floater Rites PA 994RC, 144A, 9.738%, 7/1/2007* (b)	3,000,000	3,652,920
Inverse Floater Rites PA 944RA, 144A, 9.738%, 7/1/2015* (b)	3,720,000	4,593,456
Inverse Floater Rites PA 993R, 144A, 9.74%, 7/1/2019*	11,325,000	13,984,110
Inverse Floater Rites PA 620A, 144A, 10.718%, 7/1/2013* (b)	2,500,000	3,336,675
Puerto Rico, State Agency (GO) Lease, Municipal Finance Agency, Series A, Prerefunded, 6.0%, 7/1/2014 (b)	250,000	254,830
Puerto Rico, State GO, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,183,860
		38,817,154
Rhode Island 1.0%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (b)	1,025,000	1,161,981
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	2,858,575
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	8,398,061
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (b)	5,000,000	5,419,250
Series B, 5.25%, 5/15/2015 (b)	22,000,000	23,958,000
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,202,520
		43,998,387
South Carolina 0.8%
Charleston County, SC, County (GO) Lease:
Series B, 6.875%, 6/1/2014 (b)	240,000	244,915
Series B, 7.0%, 6/1/2019 (b)	115,000	117,357
Lexington County, SC, Hospital & Heatlhcare Revenue, 5.5%, 11/1/2032	4,515,000	4,466,780
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,464,955
5.5%, 1/1/2012 (b)	2,810,000	3,109,686
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	517,152
South Carolina, Electric Revenue, Municipal Power Agency, 6.75%, 1/1/2019 (b)	3,525,000	4,287,986
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	7,740,000	8,304,556
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,525,055
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	5,734,600
		34,773,042
Tennessee 1.5%
Knox County, TN, Hospital & Healthcare Revenue, Inverse Floater, Rites-PA 750, 10.188%, 1/1/2012* (b)	8,940,000	11,151,041
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	17,251,135
5.75%, 1/1/2014 (b)	2,000,000	2,243,440
6.25%, 1/1/2013 (b)	4,000,000	4,625,160
7.25%, 1/1/2009 (b)	3,750,000	4,372,687
Memphis, Tennessee, Electric System Revenue, Sub-Series A, 5.0%, 12/1/2018 (b)	22,700,000	23,454,775
Shelby County, TN, County GO, Zero Coupon, 8/1/2014	4,965,000	3,131,922
		66,230,160
Texas 9.0%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,166,605
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,775,000	10,818,255
Austin, TX, School District GO, Independent School District, 5.0%, 8/1/2015 (b)	2,000,000	2,123,980
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	9,358,544
Boerne, TX, School District (GO) Lease, Independent School District:
Zero Coupon, 2/1/2014 (b)	2,785,000	1,773,377
Zero Coupon, 2/1/2016 (b)	3,285,000	1,851,886
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,690,928
Cedar Hill, TX, School District GO:
Zero Coupon, 8/15/2009 (b)	1,500,000	1,221,300
Zero Coupon, 8/15/2010 (b)	3,130,000	2,441,369
Cypress and Fairbanks, TX, School District (GO) Lease, Cypress-Fairbanks Texas Independent School District, Series A, Zero Coupon, 2/15/2014 (b)	6,000,000	3,824,520
Cypress and Fairbanks, TX, School District GO, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012 (b)	5,750,000	4,123,843
Series A, Zero Coupon, 2/15/2013 (b)	8,840,000	5,981,144
Dallas Fort-Worth, TX, Airport Revenue, AMT, 5.75%, 11/1/2013 (b)	4,285,000	4,657,195
Dallas, TX, Airport Revenue, International Airport, Inverse Floater, Series 350, AMT, 9.635%, 5/1/2011* (b)	17,875,000	19,498,944
Dallas, TX, Core City GO, Inverse Floater:
Series PA-1136, 144A, 9.05%, 2/15/2018* (b)	3,915,000	4,330,460
Series PA-1136, 144A, 9.05%, 2/15/2019* (b)	4,110,000	4,498,477
Series PA-1136, 144A, 9.05%, 2/15/2020* (b)	5,125,000	5,549,555
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	1,905,000	533,514
Dallas-Fort Worth, TX, Airport Revenue:
Series A, 7.375%, 11/1/2008 (b)	4,500,000	4,614,975
Series A, 7.375%, 11/1/2009 (b)	4,500,000	4,614,975
Series A, 7.375%, 11/1/2010 (b)	3,500,000	3,589,425
Series A, 7.8%, 11/1/2005 (b)	2,000,000	2,051,840
Series A, 7.8%, 11/1/2006 (b)	2,025,000	2,077,488
Series A, 7.8%, 11/1/2007 (b)	2,390,000	2,451,949
Galveston County, TX, County GO, 5.5%, 2/1/2014 (b)	1,675,000	1,837,458
Galveston County, TX, County GO, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (b)	2,235,000	2,451,773
Georgetown, TX, Higher Education Revenue, Southwestern University Project, 6.25%, 2/15/2009	840,000	843,150
Grapevine-Colleyville, TX, School District GO, Zero Coupon, 8/15/2010 (b)	2,160,000	1,687,759
Harris County, TX, County GO:
Series A, Zero Coupon, 8/15/2005 (b)	4,025,000	3,945,587
Zero Coupon, 10/1/2017 (b)	3,910,000	2,015,253
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project:
6.25%, 5/15/2009 (b)	2,965,000	3,342,178
6.25%, 5/15/2010 (b)	3,000,000	3,413,040
Harris County, TX, School District GO, Series A, Zero Coupon, 8/15/2004 (b)	2,050,000	2,044,403
Harris County, TX, Transportation/Tolls Revenue:
Series A, Zero Coupon, 8/15/2004 (b)	4,050,000	4,038,944
6.0%, 8/1/2010 (b)	18,415,000	20,960,505
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	2,898,691
Houston, TX, Airport Revenue:
AMT, Series A, 5.875%, 7/1/2013 (b)	6,000,000	6,548,760
AMT, Series A, 5.875%, 7/1/2015 (b)	9,505,000	10,344,481
AMT, Series A, 6.0%, 7/1/2014 (b)	5,030,000	5,522,739
Houston, TX, Airport Revenue, Continental Airlines Project, AMT, Series C, 5.7%, 7/15/2029	2,000,000	1,343,800
Houston, TX, School District GO, Series A, Zero Coupon, 2/15/2015 (b)	26,000,000	15,178,540
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	3,100,000	2,417,287
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (b)	8,000,000	8,382,400
Series A, 5.25%, 5/15/2021 (b)	10,000,000	10,421,300
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2005 (b)	15,000,000	14,588,850
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	11,987,767
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	3,863,150
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	3,004,763
Series A, 5.5%, 12/1/2016 (b)	10,000,000	10,796,300
Prerefunded, 5.75%, 12/1/2015 (b)	5,000,000	5,715,250
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	4,500,000	5,143,725
Laredo, TX, School District GO, Independent School District, Prerefunded, 6.0%, 8/1/2011 (b)	2,465,000	2,788,876
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,648,869
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	4,881,888
Series B, ETM, 5.625%, 12/1/2009 (b)	4,640,000	5,183,761
Montgomery County, TX:
Prerefunded, ETM, Zero Coupon, 9/1/2004 (b)	795,000	792,400
Prerefunded, ETM, Zero Coupon, 9/1/2005 (b)	685,000	670,663
Montgomery County, TX, County (GO) Lease:
Zero Coupon, 9/1/2004 (b)	2,680,000	2,671,156
Zero Coupon, 9/1/2005 (b)	2,790,000	2,731,940
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,452,435
Northside, TX, School District GO, 5.5%, 2/15/2014 (b)	2,685,000	2,946,251
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
6.0%, 5/15/2011 (b)	4,615,000	5,118,774
6.0%, 5/15/2021 (b)	6,235,000	7,038,130
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (b)	110,000	57,896
Zero Coupon, 9/1/2017 (b)	5,890,000	3,049,194
Texas, Electric Revenue, Municipal Power Agency:
Zero Coupon, 9/1/2016 (b)	18,335,000	10,080,583
6.1%, 9/1/2007 (b)	9,250,000	10,233,645
Texas, Multi Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,738,165
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2016 (b)	340,000	189,635
ETM, 6.1%, 9/1/2009 (b)	4,435,000	5,043,704
Texas, Other GO, 7.0%, 9/15/2012	7,524,900	7,713,775
Texas, School District GO, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,464,217
5.5%, 8/15/2015 (b)	3,435,000	3,746,005
5.5%, 8/15/2017 (b)	4,060,000	4,390,931
Texas, State Agency (GO) Lease, Public Finance Authority, Series B, 6.25%, 2/1/2008 (b)	5,190,000	5,789,393
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (b)	1,000,000	1,069,990
5.5%, 2/1/2022 (b)	4,725,000	5,000,042
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,082,440
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (b)	3,440,000	3,799,514
Series A, Prerefunded, 6.25%, 11/15/2016 (b)	13,770,000	15,889,479
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (b)	2,780,000	3,207,897
Waxahachie, TX, School District GO, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	2,884,206
Zero Coupon, 8/15/2013	2,060,000	1,359,332
		406,297,587
Utah 0.6%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,570,000	2,140,774
Salt Lake City, UT, Core City GO, 5.75%, 6/15/2014	25,000	27,910
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,715,415
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2004 (b)	5,895,000	5,888,103
Zero Coupon, 7/1/2005 (b)	5,900,000	5,800,113
Zero Coupon, 7/1/2006 (b)	5,895,000	5,617,345
Zero Coupon, 7/1/2007 (b)	3,750,000	3,427,500
Utah, Electric Revenue, Intermountain Power Agency:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	1,095,000	1,093,741
Series A, Zero Coupon, 7/1/2004 (b)	635,000	634,257
Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	541,528
West Valley City, UT, Excise Tax Revenue, ETM, 10.625%, 7/1/2004 (b)	160,000	161,350
		27,048,036
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,281,824
5.375%, 7/1/2014 (b)	5,055,000	5,529,058
		10,810,882
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	900,000	1,003,230
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,090,980
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,525,432
Richmond, VA, Core City GO, Public Improvement, 5.375%, 7/15/2015 (b)	2,285,000	2,482,767
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,329,510
Virginia, Resource Recovery Revenue, Public Service Authority Refunding, Series A, 5.25%, 7/1/2010 (b)	7,380,000	8,108,258
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,175,920
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,243,780
		35,956,647
Washington 3.3%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	7,929,393
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (b)	2,200,000	2,427,414
Clark County, WA, School District GO, Zero Coupon, 12/1/2017 (b)	6,725,000	3,424,034
Clark County, WA, School District GO, No. 98 Hockinson, 6.125%, 12/1/2011 (b)	3,190,000	3,641,130
King and Snohomish Counties, WA, School District GO, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,844,618
King County, WA, County GO, Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	10,159,101
King County, WA, County GO, Prerefunded, 6.625%, 12/1/2015	1,010,000	1,161,369
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,464,480
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (b)	1,765,000	1,963,898
Skagit County, WA, School District GO, District No.100 Burlington Edison, 5.625%, 12/1/2015 (b)	4,925,000	5,347,270
Snohomish County, WA, School District GO, 5.75%, 12/1/2011 (b)	3,485,000	3,953,035
Snohomish County, WA, School District GO, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,739,395
Spokane County, WA, School District GO, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,531,200
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (b)	11,200,000	11,993,520
Washington, Electric Revenue, Public Power Supply Nuclear Project #2, 5.7%, 7/1/2008 (b)	1,270,000	1,401,839
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (b)	7,000,000	7,692,580
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2:
ETM, 5.7%, 7/1/2008	3,730,000	4,130,863
Series B, ETM, 7.25%, 7/1/2006	6,585,000	7,277,413
7.25%, 7/1/2006	415,000	457,674
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2004	3,625,000	3,620,541
Series A, Zero Coupon, 7/1/2005	4,125,000	4,049,925
Series A, Zero Coupon, 7/1/2006	1,380,000	1,313,098
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	5,288,971
Zero Coupon, 7/1/2007 (b)	4,375,000	3,993,850
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	3,153,948
Series A, Zero Coupon, 7/1/2010	5,860,000	4,592,833
Series B, 7.25%, 7/1/2009 (b)	12,350,000	13,930,306
Washington, Hospital & Healthcare Revenue, Health Care Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	8,067,875
5.8%, 11/1/2008 (b)	4,865,000	5,401,561
5.8%, 11/1/2009 (b)	4,595,000	5,122,092
5.8%, 11/1/2010 (b)	2,100,000	2,361,681
Washington, State GO, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	2,423,141
		147,860,048
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	637,129
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,876,673
		3,513,802
Wisconsin 2.2%
Milwaukee County, WI Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	162,056
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	21,800,000	20,775,836
6.875%, 4/15/2030	14,000,000	14,981,820
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority:
Series B, 5.625%, 2/15/2029	9,725,000	9,311,493
5.75%, 11/15/2006 (b)	2,000,000	2,165,140
6.0%, 11/15/2008 (b)	4,085,000	4,569,849
Wisconsin, Hospital & Healthcare Revenue, Health and Education Facilities Authority:
5.75%, 11/15/2007 (b)	1,500,000	1,647,690
6.0%, 11/15/2009 (b)	4,330,000	4,868,609
6.1%, 8/15/2008 (b)	4,580,000	5,124,562
6.1%, 8/15/2009 (b)	2,000,000	2,254,480
Series B, ETM, 6.25%, 1/1/2022 (b)	5,130,000	5,849,534
Series C, 6.25%, 1/1/2022 (b)	8,965,000	10,340,051
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,628,206
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,834,391
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,055,556
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,307,127
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,524,190
		97,400,590
Total Investment Portfolio - 100.0% (Cost $4,193,617,885) (a)		4,490,917,296

* Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $354,890,857, aggregating 7.8% of net assets, are shown at their current rate as of May 31, 2004.
(a) The cost for federal income tax purposes was $4,188,499,336. At May 31, 2004, net unrealized appreciation for all securities based on tax cost was $302,417,960. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $334,564,143 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,146,183.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	13.6
PSF	Permanent School Fund	1.1
FGIC	Financial Guaranty Insurance Company	10.9
FSA	Financial Security Assurance	9.3
MBIA	Municipal Bond Investors Assurance	29.1
GNMA	Government National Mortgage Association	0.2

(c) At May 31, 2004, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) When issued or forward delivery security (see Notes to Financial Statements)

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At May 31, 2004, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
10 Year Interest Rate Swap	6/14/2004	408	45,442,684	43,452,000	1,990,684
10 Year CBT Treasury Note	6/21/2004	2,826	321,263,919	310,506,750	10,757,169
Total net unrealized appreciation					12,747,853

At May 31, 2004, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
6/2/2004 6/2/2014	40,000,000+++	Fixed - 5.069%	Floating - LIBOR	204,000
6/8/2004 6/8/2014	20,000,000+++	Fixed - 5.04%	Floating - LIBOR	168,000
6/9/2004 6/9/2014	40,000,000++++	Fixed - 4.893%	Floating - LIBOR	804,000
6/10/2004 6/10/2014	77,500,000++++	Fixed - 4.89%	Floating - LIBOR	1,588,750
6/16/2004 6/16/2014	40,000,000++++	Fixed - 4.863%	Floating - LIBOR	936,000
6/16/2004 6/16/2014	40,000,000++++	Fixed - 4.868%	Floating - LIBOR	912,000
7/29/2004 7/29/2014	29,000,000+++	Fixed - 4.882%	Floating - LIBOR	783,000
8/19/2004 8/19/2014	64,000,000+++	Fixed - 4.722%	Floating - LIBOR	2,707,200
8/24/2004 8/24/2014	64,000,000++++	Fixed - 4.744%	Floating - LIBOR	2,636,800
10/12/2004 10/12/2016	74,000,000++++	Fixed - 4.058%	Floating - BMA	1,450,400
10/13/2004 10/13/2016	85,000,000++	Fixed - 4.051%	Floating - BMA	1,589,500
10/14/2004 10/14/2016	74,000,000+	Fixed - 4.132%	Floating - BMA	821,400
11/4/2004 11/4/2016	26,000,000+++	Fixed - 5.557%	Floating - LIBOR	(65,000)
11/16/2004 11/16/2016	27,000,000+++	Fixed - 5.739%	Floating - LIBOR	(467,100)
11/23/2004 11/23/2016	51,000,000+++	Fixed - 5.669%	Floating - LIBOR	(525,300)
Total net unrealized appreciation				13,543,650

Counterparties:
+ Merrill Lynch Capital Services, Inc.
++ J.P. Morgan Chase Bank
+++ Lehman Brothers, Inc.
++++ Goldman, Sachs & Co.
LIBOR: Represents the London InterBank Offered Rate
BMA: Represents the Bond Market Association

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2004
Assets
Investments in securities, at value (cost $4,193,617,885)	$ 4,490,917,296
Receivable for investments sold	636,462
Interest receivable	72,125,676
Receivable for Fund shares sold	2,358,538
Receivable for daily variation margin on open futures contracts	1,661,156
Net unrealized appreciation on interest rate swaps	13,543,650
Due from Advisor	27,444
Total assets	4,581,270,222
Liabilities
Due to custodian bank	80,637
Payable for investments purchased	35,109,944
Payable for when-issued and forward delivery securities	5,159,500
Dividends payable	3,681,182
Payable for Fund shares redeemed	4,635,098
Accrued management fee	1,543,753
Other accrued expenses and payables	997,894
Total liabilities	51,208,008
Net assets, at value	$ 4,530,062,214
Net Assets
Net assets consist of: Undistributed net investment income	2,630,505
Net unrealized appreciation (depreciation) on: Investments	297,299,411
Interest rate swaps	13,543,650
Futures	12,747,853
Accumulated net realized gain (loss)	(34,421,797)
Paid-in capital	4,238,262,592
Net assets, at value	$ 4,530,062,214

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2004 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($2,183,156,315 / 241,559,139 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.04
Maximum offering price per share (100 / 95.5 of $9.04)	$ 9.47
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($47,146,708 / 5,216,109 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.04
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($24,590,767 / 2,720,591 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.04
Class AARP Net Asset Value, offering and redemption price per share ($1,476,749,803 / 163,194,096 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.05
Class S Net Asset Value, offering and redemption price per share ($798,407,777 / 88,196,301 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.05
Institutional Class Net Asset Value, offering and redemption price per share ($10,844 / 1,198 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.05

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2004
Investment Income
Income: Interest	$ 254,641,867
Expenses: Management fee	19,504,328
Administrative fee	4,993,798
Distribution service fees	6,288,723
Trustees' fees and expenses	129,145
Other*	907,693
Total expenses, before expense reductions	31,823,687
Expense reductions	(62,156)
Total expenses, after expense reductions	31,761,531
Net investment income	222,880,336
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	27,375,486
Interest rate swaps	26,828,480
Forward commitments	(1,068,500)
Futures	(11,674,874)
41,460,592
Net unrealized appreciation (depreciation) during the period on: Investments	(332,017,433)
Other receivable	(192,000)
Interest rate swaps	45,303,550
Forward commitments	(920,000)
Futures	14,776,695
(273,049,188)
Net gain (loss) on investment transactions	(231,588,596)
Net increase (decrease) in net assets resulting from operations	$ (8,708,260)

* Included herein are amounts representing two months of operating expenses previously covered by the Administrative Agreement (see Note C of Notes to Financial Statements) including services to shareholders, custodian and accounting fees, auditing, legal, reports to shareholders and registration fees.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2004	2003
Operations: Net investment income	$ 222,880,336	$ 231,692,645
Net realized gain (loss) on investment transactions	41,460,592	(32,019,137)
Net unrealized appreciation (depreciation) on investment transactions during the period	(273,049,188)	241,473,776
Net increase (decrease) in net assets resulting from operations	(8,708,260)	441,147,284
Distributions to shareholders from: Net investment income: Class A	(108,020,716)	(110,681,529)
Class B	(2,212,792)	(2,520,955)
Class C	(954,543)	(738,305)
Class AARP	(74,381,714)	(72,930,391)
Class S	(38,467,931)	(38,928,143)
Institutional Class	(399)	(37)
Net realized gains: Class A	-	(6,806,010)
Class B	-	(191,902)
Class C	-	(57,807)
Class AARP	-	(4,319,833)
Class S	-	(2,310,818)
Institutional Class	-	(3)
Fund share transactions: Proceeds from shares sold	290,687,353	414,170,246
Reinvestment of distributions	138,120,196	146,758,004
Cost of shares redeemed	(633,333,522)	(603,772,438)
Net increase (decrease) in net assets from Fund share transactions	(204,525,973)	(42,844,188)
Increase (decrease) in net assets	(437,272,328)	158,817,363
Net assets at beginning of period	4,967,334,542	4,808,517,179
Net assets at end of period (including undistributed net investment income of $2,630,505 and $4,290,531, respectively)	$ 4,530,062,214	$ 4,967,334,542

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.43	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.46)	.41	.12
Total from investment operations	(.03)	.83	.54
Less distributions from: Net investment income	(.43)	(.42)	(.42)
Net realized gain on investment transactions	-	(.03)	-
Total distributions	(.43)	(.45)	(.42)
Net asset value, end of period	$ 9.04	$ 9.50	$ 9.12
Total Return (%)[b]	(.31)	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,183	2,454	2,416
Ratio of expenses (%)	.75	.75	.77*
Ratio of net investment income (%)	4.61	4.66	4.74*
Portfolio turnover rate (%)	24	22	33
[a] For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class B
Years Ended May 31,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.36	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.46)	.42	.11
Total from investment operations	(.10)	.77	.46
Less distributions from: Net investment income	(.36)	(.35)	(.35)
Net realized gain on investment transactions	-	(.03)	-
Total distributions	(.36)	(.38)	(.35)
Net asset value, end of period	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[b]	(1.07)	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	66	65
Ratio of expenses (%)	1.52	1.53	1.58*
Ratio of net investment income (%)	3.84	3.88	3.93*
Portfolio turnover rate (%)	24	22	33
[a] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class C
Years Ended May 31,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.36	.35	.34
Net realized and unrealized gain (loss) on investment transactions	(.46)	.42	.11
Total from investment operations	(.10)	.77	.45
Less distributions from: Net investment income	(.36)	(.35)	(.34)
Net realized gain on investment transactions	-	(.03)	-
Total distributions	(.36)	(.38)	(.34)
Net asset value, end of period	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[b]	(1.09)	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	24	14
Ratio of expenses (%)	1.54	1.56	1.59*
Ratio of net investment income (%)	3.82	3.85	3.92*
Portfolio turnover rate (%)	24	22	33
[a] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class AARP
Years Ended May 31,	2004	2003	2002[a]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.12	$ 8.95	$ 8.69
Income from investment operations: Net investment income	.45	.44	.45	.37
Net realized and unrealized gain (loss) on investment transactions	(.45)	.41	.17	.26
Total from investment operations	-	.85	.62	.63
Less distributions from: Net investment income	(.45)	(.44)	(.45)	(.37)
Net realized gain on investment transactions	-	(.03)	-	-
Total distributions	(.45)	(.47)	(.45)	(.37)
Net asset value, end of period	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	(.01)	9.61	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,477	1,585	1,502	1,470
Ratio of expenses (%)	.56	.56	.57	.64c*
Ratio of net investment income (%)	4.80	4.85	4.92	4.92*
Portfolio turnover rate (%)	24	22	33	11
[a] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
[b] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.
[c] The ratio of operating expenses includes a one-time reduction in connection with a fund complex reorganization. The ratio without this reduction was .65%.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2004	2003	2002[a]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.12	$ 8.95	$ 8.43	$ 8.98
Income from investment operations:
Net investment income	.45	.44	.45	.44	.46
Net realized and unrealized gain (loss) on investment transactions	(.45)	.41	.17	.52	(.51)
Total from investment operations	-	.85	.62	.96	(.05)
Less distributions from:
Net investment income	(.45)	(.44)	(.45)	(.44)	(.46)
Net realized gains on investment transactions	-	(.03)	-	-	(.04)
Total distributions	(.45)	(.47)	(.45)	(.44)	(.50)
Net asset value, end of period	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.43
Total Return (%)	(.01)[b]	9.49	7.04	11.55	(.62)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	798	837	812	814	664
Ratio of expenses before expense reductions (%)	.56	.56	.57	.65	.66[c]
Ratio of expenses after expense reductions (%)	.55	.56	.57	.65	.65[c]
Ratio of net investment income (%)	4.81	4.85	4.92	4.96	5.27
Portfolio turnover rate (%)	24	22	33	11	47
[a] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
[b] Total return would have been lower had certain expenses not been reduced.
[c] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .65% and .64%, respectively.

Institutional Class
Years Ended May 31,	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.33
Income from investment operations: Net investment income	.44	.31
Net realized and unrealized gain (loss) on investment transactions	(.45)	.20
Total from investment operations	(.01)	.51
Less distributions from: Net investment income	(.44)	(.31)
Net realized gain on investment transactions	-	(.03)
Total distributions	(.44)	(.34)
Net asset value, end of period	$ 9.05	$ 9.50
Total Return (%)	(.06)[b]	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.01	.001
Ratio of expenses, before expense reductions (%)	.66	.54*
Ratio of expenses, after expense reductions (%)	.54	.54*
Ratio of net investment income (%)	4.82	4.74*
Portfolio turnover rate (%)	24	22
[a] For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.
[b] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge.
Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, administrative fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $3,865,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2009 ($1,446,000) and May 31, 2011 ($2,419,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$ 5,737,916
Undistributed taxable income	$ 573,771
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (3,865,000)
Net unrealized appreciation (depreciation) on investments	$ 302,417,960

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Years Ended May 31,
	2004	2003
Distributions from tax-exempt income	$ 224,038,095	$ 225,799,360
Distributions from short-term capital gains*	$ -	$ 2,475,481
Distributions from long-term capital gains	$ -	$ 11,210,892

* For tax purposes short-term capital gains distributions are considered taxable income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended May 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $1,129,497,474 and $1,305,722,200, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.10%, 0.125%, 0.15%, 0.15%, 0.15% and 0.125%, of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated March 31, 2004, and effective April 1, 2004, the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets for Class A, B, C, AARP and S shares and 0.54% of average daily net assets for Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees). Furthermore, for the period October 1, 2003 through March 31, 2004, the Advisor agreed to waive a portion of its Administrative Fee of the Fund to the extent necessary to maintain the operating expenses of each class at 0.561%, 0.581%, 0.561%, 0.591% and 0.551% of average daily net assets for Class A, B, C, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or services fees, trustee and trustee counsel fees). Furthermore, for the period April 1, 2004 through May 31, 2004, the Advisor agreed to waive a portion of its expenses of the Fund to the extent necessary to maintain the operating expenses of Class A, B, C, AARP and S shares at 0.738% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees).

For the period June 1, 2003 to March 31, 2004. the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Not Imposed
Class A	$ 1,956,417	$ -
Class B	61,032	-
Class C	30,876	-
Institutional Class	8	8
Class AARP	1,934,387	-
Class S	1,011,078	33,786
	$ 4,993,798	$ 33,794

In addition, for the year ended May 31, 2004, the Advisor has agreed to voluntarily reimburse the Fund an additional $27,444.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC and SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period April 1, 2004 through May 31, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2004
Class A	$ 104,673	$ 104,673
Class B	4,986	4,986
Class C	1,568	1,568
Institutional Class	11	11
Class AARP	108,820	108,820
Class S	20,293	20,293
	$ 240,351	$ 240,351

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the period April 1, 2004 through May 31, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $114,497, all of which is unpaid at May 31, 2004.

Prior to April 1, 2004, the service provider fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2004
Class B	$ 427,940	$ 30,286
Class C	185,589	15,643
	$ 613,529	$ 45,929

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2004	Effective Rate
Class A	$ 5,490,140	$ 167,372.24%
Class B	127,728	3,987.22%
Class C	57,326	1,833.23%
	$ 5,675,194	$ 173,192

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the year ended May 31, 2004 aggregated $176,144. There were no underwriting commissions paid in connection with the distribution of Class C shares during the year ended May 31, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2004, the CDSC for Class B and C shares aggregated $85,140 and $11,281, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2004, SDI received $2,888.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended May 31, 2004, custodian fees were reduced by $918 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2004		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	11,328,721	$ 105,163,655	20,986,909	$ 194,800,399
Class B	652,877	6,064,662	2,265,059	21,105,613
Class C	871,962	8,128,463	1,566,539	14,619,324
Class AARP	9,016,415	83,878,443	11,410,208	106,193,791
Class S	9,563,708	87,441,130	8,318,649	77,450,119
Institutional Class	1,207	11,000	108*	1,000*
		$ 290,687,353		$ 414,170,246
Shares issued to shareholders in reinvestment of distributions
Class A	7,466,250	$ 69,214,164	7,910,426	$ 73,544,462
Class B	139,824	1,296,531	168,322	1,564,480
Class C	66,535	616,824	55,099	512,275
Class AARP	4,769,906	44,269,503	5,009,960	46,587,140
Class S	2,447,995	22,722,786	2,639,506	24,549,616
Institutional Class	41	388	3*	31*
		$ 138,120,196		$ 146,758,004
Shares redeemed
Class A	(35,635,755)	$ (330,327,638)	(35,546,297)	$ (330,514,129)
Class B	(2,546,171)	(23,614,015)	(2,550,815)	(23,734,049)
Class C	(755,319)	(6,973,133)	(662,780)	(6,183,341)
Class AARP	(17,480,475)	(161,892,618)	(14,269,565)	(132,587,083)
Class S	(11,927,263)	(110,524,616)	(11,912,804)	(110,753,836)
Institutional Class	(161)	(1,502)	-*	-*
		$ (633,333,522)		$ (603,772,438)
Net increase (decrease)
Class A	(16,840,784)	$ (155,949,819)	(6,648,962)	$ (62,169,268)
Class B	(1,753,470)	(16,252,822)	(117,434)	(1,063,956)
Class C	183,178	1,772,154	958,858	8,948,258
Class AARP	(3,694,154)	(33,744,672)	2,150,603	20,193,848
Class S	84,440	(360,700)	(954,649)	(8,754,101)
Institutional Class	1,087	9,886	111*	1,031*
		$ (204,525,973)		$ (42,844,188)

* For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Municipal Trust and the Shareholders of Scudder Managed Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Managed Municipal Bond Fund (the "Fund") at May 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 29, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended May 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910. Unless otherwise indicated, the address of each Officer is Two International Place, Boston, Massachusetts 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, retires or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairman and Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	48
Henry P. Becton, Jr. (1943) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	48
Keith R. Fox (1954) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	48
Louis E. Levy (1932) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen)	48
Jean Gleason Stromberg (1943) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	48
Jean C. Tempel (1943) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); United Way of Mass Bay; The Commonwealth Institute (supports women entrepreneurs). Trusteeships: Connecticut College, Vice Chair of Board, Chair, Finance Committee; Northeastern University, Vice Chair of Finance Committee, Chair, Funds and Endowment Committee
		48
Carl W. Vogt (1936) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	48

Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Julian F. Sluyters[3] (1960) Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global Asset Management

Brenda Lyons (1963) President, 2003-present	Managing Director, Deutsche Asset Management
John Millette (1962) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management
Kenneth Murphy (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)
Charles A. Rizzo (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

Lisa Hertz[3] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management
Daniel O. Hirsch[4] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)

Caroline Pearson (1962) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management
Kevin Gay (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management
Salvatore Schiavone (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management
Kathleen Sullivan D'Eramo (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 345 Park Avenue, New York, New York
4 Address: One South Street, Baltimore, Maryland

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	811170-802	811170-885	811170-877	81118T-204
Fund Number	466	666	766	544

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	166	066

ITEM 2.         CODE OF ETHICS.

As of the end of the period, May 31, 2004, Scudder Managed Municipal Bond Fund,
Inc. has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Louis E. Levy, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Levy's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                       SCUDDER MANAGED MUNICIPAL BOND FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year         Audit       Audit-Related     Tax Fees       All Other
    Ended         Fees Billed      Fees Billed      Billed       Fees Billed
   May 31,          to Fund         to Fund        to Fund         to Fund
--------------------------------------------------------------------------------
2004               $74,250           $185           $8,900            $0
--------------------------------------------------------------------------------
2003               $67,900         $1,846           $7,100            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows  the  amount  of  fees  billed  by PWC to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                           Audit-Related        Tax Fees          All Other
           Fiscal         Fees Billed to       Billed to         Fees Billed
            Year          Adviser and         Adviser and       to Adviser and
            Ended        Affiliated Fund     Affiliated Fund    Affiliated Fund
           May 31,      Service Providers   Service Providers  Service Providers
--------------------------------------------------------------------------------
2004                         $542,483              $0                  $0
--------------------------------------------------------------------------------
2003                         $537,013          $55,500                 $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                              Total Non-Audit Fees       Total
                              billed to Adviser and     Non-Audit
                                Affiliated Fund        Fees billed
                               Service Providers       to Adviser
                              (engagements related    and Affiliated
                    Total       directly to the       Fund Service
                  Non-Audit      operations and         Providers
        Fiscal   Fees Billed   financial reporting      (all other   Total of
         Year     to Fund         of the Fund)         engagements)  (A), (B)
        Ended
        May 31,     (A)               (B)                   (C)       and (C)
--------------------------------------------------------------------------------
2004               $8,900             $0               $1,681,369    $1,690,269
--------------------------------------------------------------------------------
2003               $7,100          $55,500            $17,300,168    $17,362,768
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeIM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year
(the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting except Fund management has reported to the Registrant's Audit Committee an internal control matter relating to the processing and reconciliation of interest rate swap contracts that did not have a material effect on the financial statements. These contracts are accurately reflected in the fund's financial statements. Fund Management discussed this matter with the Registrant's auditors, and has instituted additional procedures to enhance its controls.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                   Julian Sluyters
                                    Chief Executive Officer

Date:                               July 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 29, 2004
                                    ---------------------------